Stock-Based Compensation (Details) - Schedule of Classification of RSU's Expenses - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cost of revenue [Member]
Stock-Based Compensation (Details) - Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 151	$ 84	$ 288	$ 155
Research and development [Member]
Stock-Based Compensation (Details) - Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	1,462	809	2,779	1,467
Sales and marketing [Member]
Stock-Based Compensation (Details) - Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	613	344	1,197	614
Selling, general and administrative [Member]
Stock-Based Compensation (Details) - Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	457	320	898	592
Total stock-based compensation-RSUs [Member]
Stock-Based Compensation (Details) - Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 2,683	$ 1,557	$ 5,162	$ 2,828